Accounts Receivable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Accounts receivable	$ 2,696,420	$ 2,984,690
Less: allowance for doubtful accounts	(132,301)	(58,367)
Accounts receivable, net	$ 2,564,119	$ 2,926,323